UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Honor Capital Corporation

(Exact name of Issuer as specified in its charter)1

Central Index Key Number of issuing entity (if applicable): 0002105974

Central Index Key Number of underwriter (if applicable): N/A

Wade Pierce, 754-210-8898

Name and telephone number, including area code,

of the person to contact in connection with this filing

Honor Capital Corporation is filing this Form ABS-15G/A on its own behalf and on behalf of its affiliate, GP-Honor Collateral Trust.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01   Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated July 10, 2026, of RSM US LLP obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by RSM US LLP pertaining to the issuer’s Series 2026-A Premium Finance Asset Backed Fixed Rate Notes.

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on January 20, 2026 (the “Original Form ABS-15G”) (See Accession Number: 0001193125-26-016839). This Form ABS-15G/A is being filed to replace the original report of independent accountants on applying agreed-upon procedures report. The Exhibit 99.1 in the Original Form ABS-15G is hereby replaced in its entirety by Exhibit 99.1 to this Form ABS-15G/A.

EXHIBIT INDEX

Exhibit 99.1: Independent Accountants’ Report, dated July 10, 2026 of RSM US LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honor Capital Corporation

By:	/s/ Wade Pierce
Name: Wade Pierce
Title: Chief Financial Officer

Date: July 10, 2026